UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS

Advisory Research International Small Cap Value Fund
Advisory Research Global Value Fund
Advisory Research All Cap Value Fund

SEMI-ANNUAL REPORT
April 30, 2011

Advisory Research International Small Cap Value Fund
Advisory Research Global Value Fund
Advisory Research All Cap Value Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Funds Expenses	1
Schedule of Investments
Advisory Research International Small Cap Value Fund	3
Advisory Research Global Value Fund	8
Advisory Research All Cap Value Fund	13
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Advisory Research Funds
FUNDS EXPENSES – April 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Advisory Research International Small Cap Value Fund, Advisory Research Global Value Fund or Advisory Research All Cap Value Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/01/10 to 4/30/11 for each Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/10	4/30/11	11/1/10 – 4/30/11
Advisory Research International Small Cap Value Fund
Actual Performance	$1,000.00	$1,173.60	$7.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.75

* Expenses are equal to the Fund’s annualized expense ratios of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Advisory Research Funds
FUNDS EXPENSES – April 30, 2011 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/1/10	4/30/11	11/1/10 – 4/30/11
Advisory Research Global Value Fund
Actual Performance	$1,000.00	$1,184.50	$7.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.12	$6.73

** Expenses are equal to the Fund’s annualized expense ratios of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period***
	11/1/10	4/30/11	11/1/10 – 4/30/11
Advisory Research All Cap Value Fund
Actual Performance	$1,000.00	$1,182.80	$6.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.00

*** Expenses are equal to the Fund’s annualized expense ratios of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Common Stocks - 97.6%
	Australia - 4.9%
348,837	Australian Agricultural Co., Ltd.*	$607,109
70,957	Crown Ltd.	658,176
210,120	Tassal Group Ltd.	373,058
		1,638,343

	Austria - 2.0%
35,039	EVN AG	672,080

	Belgium - 0.5%
213,533	Hansen Transmissions International NV*	177,445

	Bermuda - 1.9%
94,900	Catlin Group Ltd.	627,499

	Canada - 4.0%
171,571	Genesis Land Development Corp.*	852,279
33,842	RONA, Inc.	494,673
		1,346,952

	China - 1.7%
578,000	People's Food Holdings Ltd.	359,677
2,372,500	Wuyi International Pharmaceutical Co., Ltd.	219,982
		579,659

	Denmark - 1.5%
13,928	D/S Norden	499,137

	France - 4.6%
2,209	Guyenne et Gascogne SA	318,421
8,762	Nexans SA	928,628
3,122	Societe BIC SA	303,530
		1,550,579

	Germany - 6.6%
8,006	Hochtief AG	758,794
40,800	Rhoen Klinikum AG	935,025
6,500	Salzgitter AG	510,917
		2,204,736

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Hong Kong - 6.0%
1,720,000	Emperor Entertainment Hotel Ltd.	$365,848
1,621,083	Emperor International Holdings	353,492
4,834,000	Golden Meditech Holdings Ltd.*	848,070
37,000	Guoco Group Ltd.	465,904
		2,033,314

	Ireland - 2.6%
398,645	Beazley PLC	874,491

	Italy - 7.6%
69,302	Benetton Group SpA	562,751
84,768	Buzzi Unicem SpA	745,956
22,308	Danieli & C Officine Meccaniche SpA	399,707
19,486	Exor SpA	604,119
8,844	Italmobiliare SpA	242,337
		2,554,870

	Japan- 22.9%
13,950	Arcs Co., Ltd.	216,076
6,700	As One Corp.	135,169
5,600	Bank of Okinawa Ltd.	224,650
64,350	Chugoku Marine Paints Ltd.	544,134
21,200	Cosel Co., Ltd.	334,355
9,200	Hogy Medical Co., Ltd.	379,972
23,400	Hokuto Corp.	523,310
11,600	Japan Petroleum Exploration Co.	568,720
29,000	Kansai Paint Co., Ltd.	261,575
24,400	Maruichi Steel Tube Ltd.	607,197
47,400	Namco Bandai Holdings, Inc.	523,466
6,100	Ono Pharmaceutical Co., Ltd.	309,665
15,000	Pronexus, Inc.	73,999
16,465	Ryosan Co., Ltd.	382,004
7,800	San-A Co., Ltd.	302,959
3,728	SBI Holdings, Inc.	401,896
165	Seven Bank Ltd.	312,707
59,400	Star Micronics Co., Ltd.	670,633
1,400	TKC	29,869
16,400	Tokyo Ohka Kogyo Co., Ltd.	346,825
6,970	USS Co., Ltd.	535,621
		7,684,802

	Liechtenstein - 0.3%
682	Verwaltungs- und Privat-Bank AG	90,198

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Luxembourg - 0.8%
6,200	APERAM	$261,031

	Netherlands - 1.5%
7,503	Koninklijke DSM NV	517,157

	Norway - 2.7%
29,686	Aker ASA - A Shares	905,933

	Panama - 2.4%
46,860	Banco Latinoamericano de Comercio Exterior SA - E Shares	813,490

	Portugal - 0.7%
54,330	Banco Espirito Santo SA	228,843

	Puerto Rico - 1.5%
38,300	Oriental Financial Group, Inc.	496,368

	Singapore - 3.3%
530,000	Ascendas India Trust - REIT	411,080
932,000	Gallant Venture Ltd.*	331,897
159,000	Hi-P International Ltd.	158,539
292,000	Metro Holdings Ltd.	207,636
		1,109,152

	South Korea - 3.8%
63,600	Daekyo Co., Ltd.	338,916
2,500	NongShim Co., Ltd.	582,046
7,406	Sindoh Co., Ltd.	364,892
		1,285,854

	Sweden - 1.8%
29,985	Industrivarden AB - C Shares	598,435

	Switzerland - 3.6%
557	Banque Cantonale Vaudoise	342,467
4,556	BKW FMB Energie AG	302,856
5,677	Pargesa Holding SA	583,895
		1,229,218

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	United Kingdom - 7.4%
67,992	Bovis Homes Group PLC	$501,184
266,909	Colt Group SA*	671,419
42,602	Robert Wiseman Dairies PLC	224,154
16,165	Whitbread PLC	454,449
128,200	WM Morrison Supermarkets PLC	632,456
		2,483,662

	United States - 1.0%
8,394	Pricesmart, Inc.	349,526

	Total Common Stocks	32,812,774
	(Cost $27,201,927)

	Short Term Investment - 2.4%
810,850	Fidelity Institutional Money Market Fund, 0.18% †	810,850
	Total Short Term Investment
	(Cost $810,850)	810,850

	Total Investments - 100.0%
	(Cost $28,012,777)	33,623,624
	Other Assets in Excess of Liabilities - 0.0%	3,480
	Total Net Assets	$33,627,104

* Non-Income Producing
REIT – Real Estate Investment Trust
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of April 30, 2011
(Unaudited)

Industry	Percent of Total Net Assets
Food Products	7.9%
Commercial Banks	7.2%
Diversified Financial Services	6.7%
Food & Staples Retailing	5.4%
Chemicals	5.0%
Real Estate Management & Development	4.8%
Insurance	4.5%
Hotels Restaurants & Leisure	4.4%
Metals & Mining	4.1%
Electrical Equipment	3.8%
Health Care Equipment & Supplies	3.6%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments	3.1%
Specialty Retail	3.1%
Construction Materials	2.9%
Electric Utilities	2.9%
Energy Equipment & Services	2.7%
Construction & Engineering	2.2%
Machinery	2.2%
Diversified Telecommunication	2.0%
Oil, Gas & Consumable Fuels	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Pharmaceuticals	1.6%
Leisure Equipment & Products	1.5%
Household Durables	1.5%
Marine	1.5%
Capital Markets	1.5%
Commercial Services & Supplies	1.1%
Office Electronics	1.1%
Media	1.0%
Industrial Conglomerates	1.0%
Multiline Retail	0.6%
IT Services	0.1%
Total Common Stocks	97.6%
Short Term Investment	2.4%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Common Stocks - 97.8%
	Australia - 1.8%
62,717	Australian Agricultural Co., Ltd.*	$109,152
12,500	Crown Ltd.	115,946
		225,098

	Bermuda - 1.0%
19,700	Catlin Group Ltd.	130,261

	Brazil - 1.4%
15,300	Banco Santander Brasil ADR	177,633

	Canada - 3.6%
25,480	Genesis Land Development Corp.*	126,572
2,900	Research In Motion Ltd.*	141,268
12,600	RONA, Inc.	184,176
		452,016

	France - 5.3%
1,700	Cie Generale des Etablissements Michelin	170,398
5,390	France Telecom SA	126,311
2,211	Nexans SA	234,330
1,600	Sanofi-Aventis SA	126,587
		657,626

	Germany - 6.1%
11,200	Deutsche Telekom AG	185,588
3,800	E.ON AG	130,162
1,560	Hochtief AG	147,854
8,300	Rhoen Klinikum AG	190,213
1,400	Salzgitter AG	110,044
		763,861

	Hong Kong - 2.1%
1,065,700	Golden Meditech Holdings Ltd.*	186,965
6,000	Guoco Group Ltd.	75,552
		262,517

	Ireland - 1.0%
55,877	Beazley PLC	122,575

	Italy - 2.3%
18,073	Buzzi Unicem SpA	159,042
4,070	Exor SpA	126,181
		285,223

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Japan - 8.3%
11,280	Namco Bandai Holdings, Inc.	$124,572
2,100	Ono Pharmaceutical Co., Ltd.	106,606
1,100	SBI Holdings, Inc.	118,585
3,700	Secom Co., Ltd.	183,533
60	Seven Bank Ltd.	113,712
10,370	Star Micronics Co., Ltd.	117,079
4,100	Toyota Industries Corp.	124,281
1,890	USS Co., Ltd.	145,240
		1,033,608

	Luxembourg - 3.1%
3,000	APERAM	126,305
6,900	ArcelorMittal	255,783
		382,088

	Netherlands - 1.0%
1,800	Koninklijke DSM NV	124,068

	Norway - 1.4%
5,700	Aker ASA - A Shares	173,948

	Panama - 1.5%
10,501	Banco Latinoamericano de Comercerio - E Shares	182,297

	Portugal - 0.5%
14,039	Banco Espirito Santo SA	59,134

	Puerto Rico - 1.0%
9,300	Oriental Financial Group, Inc.	120,528

	South Korea - 3.5%
1,200	LG Electronics, Inc.	115,525
500	NongShim Co., Ltd.	116,409
1,636	Sindoh Co., Ltd.	80,605
6,400	SK Telecom Co., Ltd. ADR	121,472
		434,011

	Sweden - 1.0%
6,500	Industrivarden AB - C Shares	129,726

	Switzerland - 3.3%
2,500	Holcim Ltd.	217,830
3,300	Novartis AG	195,690
		413,520

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	United Kingdom - 6.6%
26,400	BAE Systems PLC	$144,916
7,500	Unilever PLC ADR	244,275
83,500	Vodafone Group PLC	241,373
38,500	WM Morrison Supermarkets PLC	189,934
		820,498

	United States - 42.0%
3,574	Avnet, Inc.*	129,808
1,400	Berkshire Hathaway, Inc. Class B*	116,620
4,432	Cabot Oil & Gas Corp.	249,433
8,100	Chico's FAS, Inc.	118,503
3,650	CIT Group, Inc.*	154,979
4,900	Comcast Corp. - Class A	128,576
5,300	Core-Mark Holding Co., Inc.*	177,603
1,566	Deltic Timber Corp.	106,175
8,018	Denbury Resources, Inc.*	180,966
8,800	Fifth Third Bancorp	116,776
8,320	Foot Locker, Inc.	179,046
3,090	GATX Corp.	130,614
1,136	Goldman Sachs Group, Inc.	171,547
2,800	Hyatt Hotels Corp. - Class A*	124,068
2,900	Johnson & Johnson	190,588
5,450	JPMorgan Chase & Co.	248,684
2,588	Kaiser Aluminum Corp.	129,685
13,800	KeyCorp.	119,646
4,550	Kohl's Corp.	239,831
4,964	Leucadia National Corp.	191,908
14,300	MF Global Holdings, Ltd.*	120,263
9,400	Microsoft Corp.	244,588
5,757	Molex, Inc. - Class A	129,648
4,000	Motorola Solutions, Inc.*	183,520
4,116	Plum Creek Timber Co., Inc. REIT	177,358
2,187	Range Resources Corp.	123,456
3,212	Raymond James Financial, Inc.	120,450
10,330	Resolute Energy Corp.*	182,738
5,000	Spirit Aerosystems Holdings, Inc. - Class A*	123,000
8,700	Symetra Financial Corp.	120,756
3,500	Trinity Industries, Inc.	126,700
2,515	Vail Resorts, Inc.*	123,210
4,500	Wal-Mart Stores, Inc.	247,410
		5,228,153

	Total Common Stocks	12,178,389
	(Cost $10,651,803)

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Short Term Investment - 2.0%
252,344	Fidelity Institutional Money Market Fund, 0.18% †	$252,344
	Total Short Term Investment
	(Cost $252,344)	252,344

	Total Investments - 99.8%
	(Cost $10,904,147)	12,430,733
	Other Assets in Excess of Liabilities - 0.2%	30,230
	Total Net Assets	$12,460,963

* Non-income producing security
REIT - Real Estate Investment Trust
ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of April 30, 2011
(Unaudited)

Industry	Percent of Total Net Assets
Commercial Banks	8.4%
Diversified Financial Services	6.2%
Oil, Gas & Consumable Fuels	5.9%
Metals & Mining	5.0%
Pharmaceuticals	5.0%
Specialty Retail	5.0%
Capital Markets	4.3%
Insurance	3.9%
Food Products	3.8%
Food & Staples Retailing	3.5%
Construction Materials	3.0%
Electronic Equipment, Instruments	3.0%
Hotels Restaurants & Leisure	2.9%
Wireless Telecommunication Services	2.9%
Communications Equipment	2.6%
Diversified Telecommunication	2.5%
Auto Components	2.4%
Aerospace & Defense	2.2%
Software	2.0%
Electrical Equipment	1.9%
Multiline Retail	1.9%
Commercial Services & Supplies	1.5%
Health Care Equipment & Supplies	1.5%
Health Care Providers & Services	1.5%
Distributors	1.4%
Energy Equipment & Services	1.4%
Real Estate Investment Trusts	1.4%
Construction & Engineering	1.2%
Trading Companies & Distributors	1.1%
Electric Utilities	1.0%
Media	1.0%
Machinery	1.0%
Real Estate Management & Development	1.0%
Leisure Equipment & Products	1.0%
Chemicals	1.0%
Household Durables	0.9%
Paper & Forest Products	0.9%
Office Electronics	0.7%
Total Common Stocks	97.8%
Short Term Investment	2.0%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Common Stocks - 98.2%
	Consumer Discretionary - 8.3%
10,940	Comcast Corp. - Class A	$287,066
9,160	Foot Locker, Inc.	197,123
5,070	Kohl's Corp.	267,240
3,485	McDonald's Corp.	272,910
2,680	Vail Resorts, Inc.*	131,293
		1,155,632

	Consumer Staples - 12.4%
3,150	Casey's General Stores, Inc.	122,945
4,620	JM Smucker Co.	346,823
11,260	Sysco Corp.	325,527
8,400	Unilever PLC ADR	273,588
5,860	Walgreen Co.	250,339
7,530	Wal-Mart Stores, Inc.	413,999
		1,733,221

	Energy - 10.6%
7,100	Cabot Oil & Gas Corp.	399,588
2,980	Chevron Corp.	326,131
10,760	Denbury Resources, Inc.*	242,853
9,160	Petrohawk Energy Corp.*	247,412
4,730	Range Resources Corp.	267,008
		1,482,992

	Financials - 25.6%
5,880	American Express Co.	288,590
4,440	Berkshire Hathaway, Inc. - Class B*	369,852
6,630	CIT Group, Inc.*	281,510
7,700	CommonWealth REIT	210,903
2,800	Enstar Group Ltd.*	314,020
5,400	Fifth Third Bancorp	71,658
1,990	Goldman Sachs Group, Inc.	300,510
18,180	Investors Bancorp, Inc.*	273,427
9,020	JPMorgan Chase & Co.	411,583
8,640	Leucadia National Corp.	334,022
15,850	MF Global Holdings, Ltd.*	133,298
7,720	Plum Creek Timber Co., Inc. REIT	332,655
8,150	SLM Corp.	135,209
8,100	Symetra Financial Corp.	112,428
		3,569,665

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Health Care - 15.0%
2,060	Analogic Corp.	$118,800
3,270	Becton Dickinson and Co.	281,024
6,650	Johnson & Johnson	437,038
6,410	Medtronic, Inc.	267,618
9,700	Merck & Co., Inc.	348,715
5,280	St. Jude Medical, Inc.	282,163
7,365	UnitedHealth Group, Inc.	362,579
		2,097,937

	Industrials - 12.0%
3,190	Caterpillar, Inc.	368,158
5,580	GATX Corp.	235,867
4,230	Northrop Grumman Corp.	269,070
5,300	Raytheon Co.	257,315
11,070	Spirit Aerosystems Holdings, Inc. - Class A*	272,322
3,080	United Technologies Corp.	275,906
		1,678,638

	Information Technology - 12.3%
6,260	Avnet, Inc.*	227,363
2,780	Harris Corp.	147,701
7,280	Hewlett-Packard Co.	293,893
9,980	Imation Corp.*	102,495
14,380	Microsoft Corp.	374,168
4,610	Motorola Solutions, Inc.*	211,507
3,666	Research In Motion Ltd.*	178,351
8,340	Western Union Co.	177,225
		1,712,703

	Telecommunication Services - 2.0%
9,350	Vodafone Group PLC ADR	272,272

	Total Common Stocks	13,703,060
	(Cost $11,608,067)

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number of Shares		Value

	Short Term Investment - 3.4%
466,617	Fidelity Institutional Money Market Fund, 0.18% †	$466,617
	Total Short Term Investment	466,617
	(Cost $466,617)

	Total Investments - 101.6%
	(Cost $12,074,684)	14,169,677
	Liabilities in Excess of Other Assets - (1.6)%	(216,300)
	Total Net Assets	$13,953,377

* Non-Income Producing
REIT – Real Estate Investment Trust
ADR – American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SECTOR REPRESENTATION
As of April 30, 2011 (Unaudited)

Sector Breakdown	% of Total Net Assets
Financials	25.6%
Health Care	15.0%
Consumer Staples	12.4%
Information Technology	12.3%
Industrials	12.0%
Energy	10.6%
Consumer Discretionary	8.3%
Telecommunication Services	2.0%
Total Common Stocks	98.2%
Short Term Investment	3.4%
Liabilities in Excess of Other Assets	(1.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
At April 30, 2011 (Unaudited)

	International	Global	All Cap
	Small Cap Value	Value	Value
	Fund	Fund	Fund
Assets
Investments in securities, at cost	$28,012,777	$10,904,147	$12,074,684
Investments in securities, at value	$33,623,624	$12,430,733	$14,169,677
Cash denominated in foreign currency (cost $42,442, $0, $0)	42,436	-	-
Receivables:
Securities sold	94,870	-	-
Fund shares sold	2,895	23,784	5,314
Dividends and interest	122,901	23,160	8,880
From Advisor	-	5,085	820
Prepaid expenses	30,024	18,572	4,314
Total assets	33,916,750	12,501,334	14,189,005

Liabilities
Payables:
Securities purchased	247,865	-	203,945
To Advisor	15,044	-	-
Audit fees	7,438	7,116	7,439
Fund accounting fees	5,112	8,180	4,442
Administration fees	3,576	3,558	3,499
Transfer agent fees	3,558	3,342	3,838
Custody fees	3,421	10,077	2,855
Chief Compliance Officer fees	804	1,355	2,181
Trustees' fees	413	736	1,334
Other accrued expenses	2,415	6,007	6,095
Total liabilities	289,646	40,371	235,628

Net Assets	$33,627,104	$12,460,963	$13,953,377

Number of shares issued and outstanding (par value of $0.01 per share with unlimited number of shares authorized)	2,830,865	1,011,021	1,083,064
Net asset value per share	$11.88	$12.33	$12.88

Composition of Net Assets
Paid-in capital	$28,185,268	$10,765,382	$11,709,648
Undistributed net investment income (loss)	(439,722)	(67,439)	17,153
Accumulated net realized gain on investments and foreign currency	268,186	236,059	131,583
Net unrealized appreciation on:
Investments	5,610,847	1,526,586	2,094,993
Foreign currency	2,525	375	-
Net Assets	$33,627,104	$12,460,963	$13,953,377

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the six months ended April 30, 2011 (Unaudited)
	International	Global	All Cap
	Small Cap Value	Value	Value
	Fund	Fund	Fund
Investment Income
Dividends *	$345,471	$86,746	$93,618
Interest	1,441	376	493
Total income	346,912	87,122	94,111

Expenses
Advisory fee	142,734	43,968	55,846
Fund accounting fees and expenses	26,305	20,907	13,331
Custody	22,955	14,587	5,137
Administration fee	16,860	16,860	16,860
Transfer agent fees and expenses	15,429	10,266	10,971
Registration fees	12,695	11,405	15,076
Audit fees	7,439	7,439	7,439
Offering costs	5,678	8,228	1,273
Legal fees	4,959	4,959	4,959
Shareholder reporting fees	3,372	2,677	2,677
Trustees' fees and expenses	2,976	2,976	2,976
Miscellaneous	2,858	1,290	1,041
Insurance	2,480	2,480	2,480
Chief compliance officer fees	2,292	2,292	2,292
Total expenses	269,032	150,334	142,358
Less: fees waived and expenses absorbed	(76,363)	(91,144)	(75,412)
Net expenses	192,669	59,190	66,946
Net investment income	154,243	27,932	27,165

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	300,273	258,913	131,594
Foreign currency	131	(1,153)	-
	300,404	257,760	131,594
Net unrealized appreciation/depreciation on:
Investments	4,142,456	1,237,506	1,708,864
Foreign currency	(1,510)	22	-
	4,140,946	1,237,528	1,708,864

Net realized and unrealized gain on investments and foreign currency	4,441,350	1,495,288	1,840,458
Net Increase in Net Assets from Operations	$4,595,593	$1,523,220	$1,867,623

* Net of foreign tax withheld of $30,336, $6,323 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	March 31, 2010*
	April 30, 2011	through
	(Unaudited)	October 31, 2010
Increase (Decrease) in Net Assets From:
Operations
Net investment income	$154,243	$70,579
Net realized gain (loss) on:
Investments	300,273	289,167
Foreign currency	131	(8,189)
Net change in unrealized appreciation/depreciation on:
Investments	4,142,456	1,468,391
Foreign currency	(1,510)	4,035
Net increase in net assets resulting from operations	4,595,593	1,823,983

Distributions to Shareholders
From net investment income	(800,038)	-
From net realized gains	(179,611)	-
Total distributions to shareholders	(979,649)	-

Capital Transactions
Proceeds from shares sold	5,772,207	22,234,659
Reinvestment of distributions	946,747	-
Cost of shares repurchased	(187,996)	(578,440)
Net change in net assets from capital transactions	6,530,958	21,656,219

Total increase in net assets	10,146,902	23,480,202

Net Assets
Beginning of period	23,480,202	-
End of period	$33,627,104	$23,480,202

Accumulated net investment income (loss)	$(439,722)	$206,073

Capital Share Activity
Shares sold	524,917	2,289,765
Shares issued on reinvestment	89,064	-
Shares redeemed	(16,429)	(56,452)
Net increase in shares outstanding	597,552	2,233,313

* Commencement of operations

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	July 30, 2010*
	April 30, 2011	through
	(Unaudited)	October 31, 2010
Increase (Decrease) in Net Assets From:
Operations
Net investment income	$27,932	$7,857
Net realized gain (loss) on:
Investments	258,913	4,016
Foreign currency	(1,153)	(117)
Net change in unrealized appreciation on:
Investments	1,237,506	289,080
Foreign currency	22	353
Net increase in net assets resulting from operations	1,523,220	301,189

Distributions to Shareholders
From net investment income	(129,729)	-
Total distributions to shareholders	(129,729)	-

Capital Transactions
Proceeds from shares sold	3,729,327	2,240,597
Reinvestment of distributions	128,741	4,674,017
Cost of shares repurchased	(6,399)	-
Net change in net assets from capital transactions	3,851,669	6,914,614

Total increase in net assets	5,245,160	7,215,803

Net Assets
Beginning of period	7,215,803	-
End of period	$12,460,963	$7,215,803

Accumulated net investment income (loss)	$(67,439)	$34,358

Capital Share Activity
Shares sold	317,688	209,869
Shares issued on reinvestment	11,640	467,402
Shares redeemed	(578)	-
Net increase in shares outstanding	328,750	682,271

* Commencement of operations

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	November 16, 2009*
	April 30, 2011	through
	(Unaudited)	October 31, 2010
Increase (Decrease) in Net Assets From:
Operations
Net investment income	$27,165	$15,871
Net realized gain on:
Investments	131,594	218,722
Net change in unrealized appreciation on:
Investments	1,708,864	386,129
Net increase in net assets resulting from operations	1,867,623	620,722

Distributions to Shareholders
From net investment income	(21,988)	-
From net realized gains	(223,567)	-
Total distributions to shareholders	(245,555)	-

Capital Transactions
Proceeds from shares sold	3,983,493	8,026,943
Reinvestment of distributions	100,235	-
Cost of shares repurchased	(396,668)	(3,416)
Net change in net assets from capital transactions	3,687,060	8,023,527

Total increase in net assets	5,309,128	8,644,249

Net Assets
Beginning of period	8,644,249	-
End of period	$13,953,377	$8,644,249

Accumulated net investment income	$17,153	$11,976

Capital Share Activity
Shares sold	333,392	774,673
Shares issued on reinvestment	8,619	-
Shares redeemed	(33,311)	(309)
Net increase in shares outstanding	308,700	774,364

* Commencement of operations

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the six months
	ended		March 31, 2010 (1)
	April 30, 2011		Through
	(Unaudited)		October 31, 2010

Net asset value, beginning of period	$10.51		$10.00

Income from investment operations:
Net investment income	0.08		0.03
Net realized and unrealized gain on investments and foreign currency	1.70		0.48
Total from investment operations	1.78		0.51

Less distributions:
From net investment income	(0.33)		-
From net realized gain	(0.08)		-
Total distributions	(0.41)		-

Net asset value, end of period	$11.88		$10.51

Total return	17.36	% (2)	5.10	% (2)

Ratios/supplemental data:
Net assets, end of period (millions)	$33.6		$23.5

Ratio of expenses to average net assets: (4)
Before fees waived and expenses absorbed	1.88	% (3)	2.58	% (3)
After fees waived and expenses absorbed	1.35	% (3)	1.35	% (3)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.55	% (3)	(0.43	)% (3)
After fees waived and expenses absorbed	1.08	% (3)	0.80	% (3)

Portfolio turnover rate	11.12	% (2)	17.51	% (2)

(1)	Commencement of Operations.
(2)	Not annualized.
(3)	Annualized.
(4)	The Advisor has contractually agreed to limit the operating expenses of the International Small Cap Value Fund to 1.35%

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the six months
	ended		July 30, 2010 (1)
	April 30, 2011		Through
	(Unaudited)		October 31, 2010

Net asset value, beginning of period	$10.58		$10.00

Income from investment operations:
Net investment income	0.06		0.01
Net realized and unrealized gain on investments and foreign currency	1.87		0.57
Total from investment operations	1.93		0.58

Less distributions:
From net investment income	(0.18)		-
Total distributions	(0.18)		-

Net asset value, end of period	$12.33		$10.58

Total return	18.45	% (2)	5.80	% (2)

Ratios/supplemental data:
Net assets, end of period (millions)	$12.5		$7.2

Ratio of expenses to average net assets: (4)
Before fees waived and expenses absorbed	3.42	% (3)	5.29	% (3)
After fees waived and expenses absorbed	1.35	% (3)	1.35	% (3)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.64	% (3)	(3.43	)% (3)
After fees waived and expenses absorbed	2.71	% (3)	0.51	% (3)

Portfolio turnover rate	26.68	% (2)	17.54	% (2)

(1)	Commencement of Operations.
(2)	Not annualized.
(3)	Annualized.
(4)	The Advisor has contractually agreed to limit the operating expenses of the Global Value Fund to 1.35%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the six months
	ended		November 16, 2009 (1)
	April 30, 2011		Through
	(Unaudited)		October 31, 2010

Net asset value, beginning of period	$11.16		$10.00

Income from investment operations:
Net investment income	0.03		0.02
Net realized and unrealized gain on investments and foreign currency	1.98		1.14
Total from investment operations	2.01		1.16

Less distributions:
From net investment income	(0.03)		-
From net realized gain	(0.26)		-
Total distributions	(0.29)		-

Net asset value, end of period	$12.88		$11.16

Total return	18.28	% (2)	11.60	% (2)

Ratios/supplemental data:
Net assets, end of period (millions)	$14.0		$8.6

Ratio of expenses to average net assets: (4)
Before fees waived and expenses absorbed	2.55	% (3)	4.57	% (3)
After fees waived and expenses absorbed	1.20	% (3)	1.20	% (3)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.86	)% (3)	(3.07	)% (3)
After fees waived and expenses absorbed	0.49	% (3)	0.30	% (3)

Portfolio turnover rate	9.16	% (2)	35.44	% (2)

(1)	Commencement of Operations.
(2)	Not annualized.
(3)	Annualized.
(4)	The Advisor has contractually agreed to limit the operating expenses of the All Cap Value Fund to 1.20%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)

Note 1 – Organization
Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Global Value Fund (the “Global Value Fund”) and Advisory Research All Cap Value Fund (the “All Cap Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds’ primary investment objective is to provide long-term capital appreciation. The International Small Cap Value Fund commenced investment operations on March 31, 2010, the Global Value Fund commenced investment operations on July 30, 2010 and the All Cap Value Fund commenced investment operations on November 16, 2009.

The Global Value Fund commenced operations on July 30, 2010, prior to which its only activity was the receipt of a $50,000 investment from a portfolio manager of the Fund and a $4,674,017 transfer of shares of the Global Value Fund in exchange for the net assets of the Advisory Research Global All Cap Fund LP, a Delaware limited partnership (the “Partnership”).  This exchange was nontaxable, whereby the Global Value Fund issued 467,402 shares for the net assets of the Partnership with a fair value of $4,674,017 (identified cost of investment transferred $4,722,168) on July 30, 2010.  For financial reporting purposes, assets received and shares issued by Global Value Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Global Value Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.  The Global Value Fund assumed $8,226 in net liabilities as part of this exchange.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)
(Continued)

 (b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

(e) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)
(Continued)

The Income Tax Statement requires management of the Funds to analyze tax positions expected to be taken in the Funds’ 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Fund	Annual Advisory Fee
International Small Cap Value Fund	1.00%
Global Value Fund	1.00%
All Cap Value Fund	1.00%

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to the following levels through February 28, 2012:

Fund	Expense Limit as a % of average daily net assets
International Small Cap Value Fund	1.35%
Global Value Fund	1.35%
All Cap Value Fund	1.20%

The Advisor waived fess and reimbursed expenses of $76,363 from the International Small Cap Value Fund, $91,144 from the Global Value Fund and $75,412 from the All Cap Value Fund for the six months ended April 30, 2011.  The Advisor may recover from each Fund fees and expenses previously waived or reimbursed, if each Fund’s expense ratio, including the recovered expenses, falls below the expense limits in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from each Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of April 31, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	International Small Cap Value Fund	Global Value Fund	All Cap Value Fund
October 31, 2013	$108,722	$60,999	$181,135
October 31, 2014	$76,363	$91,144	$75,412

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)
(Continued)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2011, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the six months ended April 30, 2011 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
As of October 31, 2010, the Global Value Fund had a capital loss carryover of $1,701, which expires on October 31, 2018.

At April 30, 2011, gross unrealized appreciation (depreciation) of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Small Cap Value Fund	Global Value Fund	All Cap Value Fund
Cost of investments	$28,043,834	$10,930,248	$12,074,022

Gross unrealized appreciation	$6,095,003	$1,651,438	$2,222,424
Gross unrealized depreciation	(511,681)	(150,578)	(126,769)

Net unrealized appreciation on investments translations	$5,583,322	$1,500,860	$2,095,655

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

As of October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Small Cap Value Fund	Global Value Fund	All Cap Value Fund
Undistributed ordinary income	$966,081	$127,747	$230,698
Undistributed long-term capital gains	-	-	4,834
Tax accumulated earnings	966,081	127,747	235,532

Accumulated capital and other losses	-	(1,701)	-
Unrealized appreciation (depreciation) on investments and foreign currency translations	859,811	176,044	386,129

Tax accumulated earnings (deficit)	$1,825,892	$302,090	$621,661

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)
(Continued)

Note 5 – Investment Transactions
Purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
International Small Cap Value Fund	$9,269,140	$3,044,007
Global Value Fund	6,190,157	2,300,493
All Cap Value Fund	4,579,370	987,192

Note 6 –  Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)
(Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2011, in valuing the Funds’ assets carried at fair value:

International Small Cap Value Fund
	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)
Investments, at Value:
Common Stocks:
Consumer Discretionary	$494,673	$4,148,047	$-	$4,642,720
Consumer Staples	1,155,726	3,333,065	-	4,488,791
Energy	-	1,474,653	-	1,474,653
Financials	2,252,334	6,029,479	-	8,281,813
Health Care	-	2,827,883	-	2,827,883
Industrials	177,445	3,788,587	-	3,966,032
Information Technology	364,892	1,082,506	-	1,447,398
Materials	503,368	3,533,761	-	4,037,129
Telecommunications Services	671,419	-	-	671,419
Utilities	974,936	-	-	974,936
Short-Term Investment	810,850	-	-	810,850
Total Investments, at Value	$7,405,643	$26,217,981	$-	$33,623,624

Global Value Fund
	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)
Investments, at Value:
Common Stocks:
Consumer Discretionary	$1,275,013	$795,962	$-	$2,070,975
Consumer Staples	608,094	299,085	-	907,179
Energy	736,593	173,948	-	910,541
Financials	2,266,018	875,725	-	3,141,743
Health Care	190,588	806,062	-	996,650
Industrials	380,314	710,633	-	1,090,947
Information Technology	909,437	117,079	-	1,026,516
Materials	617,948	610,984	-	1,228,932
Telecommunications Services	121,472	553,272	-	674,744
Utilities	-	130,162	-	130,162
Short-Term Investment	252,344	-	-	252,344
Total Investments, at Value	$7,357,821	$5,072,912	$-	$12,430,733

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)
(Continued)

All Cap Value Fund
	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$13,703,060	$-	$-	$13,703,060
Short-Term Investments	466,617	-	-	466,617

Total Investments, at Value	$14,169,677	$-	$-	$14,169,677

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $26,217,981 and $5,072,912 of investment securities from International Small Cap Value Fund and Global Value Fund, respectively, were classified as Level 2 instead of Level 1.

**The Funds did not hold any Level 3 securities during the period.

1 All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 8 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Funds.  For the six months ended April 30, 2011, the Funds did not enter into any forward contracts.

Note 9 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Stands Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited)
(Continued)

Note 10 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated each Fund’s related events and transactions that occurred subsequent to the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research International Small Cap Value Fund
Advisory Research Global Value Fund
Advisory Research All Cap Value Fund
Each a series of the Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Advisory Research International Small Cap Value Fund	ADVIX	461 418 741
Advisory Research Global Value Fund	ADVWX	461 418 683
Advisory Research All Cap Value Fund	ADVGX	461 418 816

Privacy Principles of the Advisory Research Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-888-665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Advisory Research Funds
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)  /s/ John P. Zader
John P. Zader, President

Date   July 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date July 1, 2011

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date July 1, 2011